CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Changes In Equity [Abstract]
Reserves/(deficits)	$ 471.2	$ 280.2	$ (122.9)